Cumulative Effect Adjustment	12 Months Ended
Dec. 31, 2012
Cumulative Effect Adjustment [Abstract]
Cumulative Effect Adjustment [Text Block]
24.      Cumulative Effect Adjustment

In July 2012, the FASB issued ASU 2012-01, Continuing Care Retirement Communities — Refundable Advance Fees ("ASU 2012-01").  ASU 2012-01 amends the situations in which recognition of deferred revenue for refundable advance fees is appropriate.  Under this amendment, refundable advance fees that are contingent upon reoccupancy by a subsequent resident but are not limited to the proceeds of reoccupancy should be accounted for and reported as a liability.  The guidance in ASU 2012-01 is effective for public companies for fiscal years, and interim periods within those years, beginning after December 15, 2012.  The Company adopted the provisions of this update as of January 1, 2013 and incorporated the provisions of this update to its consolidated financial statements through retrospective application to all periods presented and a cumulative effect adjustment to the Company's accumulated deficit as of January 1, 2010.

The effect of this change in accounting was not material to the consolidated results of operations or financial position for any period, including the years ending December 31, 2012, 2011 and 2010, and did not impact cash flows from operations in any period.  The Company increased its accumulated deficit by $3.0 million as of January 1, 2010 to reflect the net cumulative effect of the adoption of ASU 2012-01.

The financial statements included in this filing have been revised to reflect this change in accounting, the effects of which have been summarized below (dollars in thousands):

	As of and for the Year Ended December 31, 2012
	As Reported	Adjustment	As Adjusted
Consolidated Balance Sheets
Refundable entrance fees and deferred revenue	$361,360	$9,395	$370,755
Deferred tax liability	99,851	(3,664)	96,187
Accumulated deficit	(949,696)	(5,731)	(955,427)

Consolidated Statements of Operations
Resident fees	$2,414,283	$(1,347)	$2,412,936
Total revenue	2,770,085	(1,347)	2,768,738
Loss before income taxes	(63,601)	(1,347)	(64,948)
Provision for income taxes	(2,044)	525	(1,519)
Net loss	(65,645)	(822)	(66,467)
Basic and diluted net loss per share	(0.54)	—	(0.54)

Consolidated Statements of Cash Flows
Net loss	$(65,645)	$(822)	$(66,467)
Amortization of entrance fees	(26,709)	1,347	(25,362)
Deferred income tax benefit	—	(525)	(525)

	As of and for the Year Ended December 31, 2011
	As Reported	Adjustment	As Adjusted
Consolidated Balance Sheets
Refundable entrance fees and deferred revenue	$327,808	$8,048	$335,856
Deferred tax liability	112,736	(3,139)	109,597
Accumulated deficit	(884,051)	(4,909)	(888,960)

Consolidated Statements of Operations
Resident fees	$2,291,757	$(1,435)	$2,290,322
Total revenue	2,457,918	(1,435)	2,456,483
Loss before income taxes	(65,835)	(1,435)	(67,270)
Provision for income taxes	(2,340)	560	(1,780)
Net loss	(68,175)	(875)	(69,050)
Basic and diluted net loss per share	(0.56)	(0.01)	(0.57)

Consolidated Statements of Cash Flows
Net loss	$(68,175)	$(875)	$(69,050)
Amortization of entrance fees	(25,401)	1,435	(23,966)
Deferred income tax provision	943	(560)	383

	Year Ended December 31, 2010
	As Reported	Adjustment	As Adjusted
Consolidated Statements of Operations
Resident fees	$2,207,673	$(1,615)	$2,206,058
Total revenue	2,280,535	(1,615)	2,278,920
Loss before income taxes	(80,333)	(1,615)	(81,948)
Benefit for income taxes	31,432	630	32,062
Net loss	(48,901)	(985)	(49,886)
Basic and diluted net loss per share	(0.41)	(0.01)	(0.42)

Consolidated Statements of Cash Flows
Net loss	$(48,901)	$(985)	$(49,886)
Amortization of entrance fees	(24,397)	1,615	(22,782)
Deferred income tax benefit	(33,295)	(630)	(33,925)